RISK MANAGEMENT - Impact on ECL for each methodology (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (999,699)	$ (827,751)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,305,582	1,085,533
Collective assessed | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(435,740)	(437,294)
Collective assessed | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	368,782	343,209
Collateral methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(155,591)	(149,983)
Collateral methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	173,438	137,172
Individual assessed | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(408,368)	(240,474)
Individual assessed | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ 763,362	$ 605,152